PROPERTY, EQUIPMENT AND SOFTWARE, NET	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE, NET

6. PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software, net, consist of the following:

	December 31,	June 30,
	2024	2025
	RMB	RMB

Cost
Leasehold improvement	37,038	38,253
Electronic equipment	16,379	10,921
Software	18,213	9,460
Furniture	14,868	14,899
Machine	16,805	19,750
Vehicles and motors	6,656	4,639
Construction in progress	98	3,847
Total property, equipment and software	110,057	101,769

Less: accumulated depreciation and amortization
Leasehold improvement	(3,837)	(5,356)
Electronic equipment	(13,052)	(7,266)
Software	(16,891)	(9,292)
Furniture	(873)	(898)
Machine	(1,211)	(1,879)
Vehicles and motors	(2,773)	(1,579)
Total accumulated depreciation and amortization	(38,637)	(26,270)

Net book value	71,420	75,499

The total amounts charged to the Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss for depreciation and amortization expense are approximately RMB8.2 million and RMB4.5 million for the six months ended June 30, 2024 and 2025, respectively.

UXIN LIMITED

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)